UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment |_|; Amendment Number: _______

     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Accipiter Capital Management, LLC
Address: 666 5th Avenue, 35th Floor
         New York, New York 10103

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gabe Hoffman
Title: Managing Member
Phone: 212-705-8700

Signature, Place, and Date of Signing:

       /s/ Gabe Hoffman, Miami, FL, May 15, 2012

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                ---------------

Form 13F Information Table Entry Total:                   18
                                                ---------------

Form 13F Information Table Value Total:             $117,354
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE
                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                                  TITLE OF              VALUE    SHRS OR    SH/   PUT/  INVESTMENT   OTHER
  NAME OF ISSUER                    CLASS    CUSIP     (X$1000)  PRN AMT    PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED   NONE
  --------------                    -----    -----     --------  -------    ---   ----  ----------  --------   ----    ------   ----
AETNA INC NEW                      COM       00817Y108   1,755      34,995  S/H           OTHER         1        -      34,995    -
BIOMARIN PHARMACEUTICAL INC        COM       09061G101   5,480     160,000  S/H           OTHER         1        -     160,000    -
BOSTON SCIENTIFIC CORP             COM       101137107   5,980   1,000,000  S/H           OTHER         1        -   1,000,000    -
CIGNA CORPORATION                  COM       125509109   6,522     132,420  S/H           OTHER         1        -     132,420    -
COMMUNITY HEALTH SYS INC NEW       COM       203668108   2,971     133,575  S/H           OTHER         1        -     133,575    -
CUTERA INC                         COM       232109108   3,666     428,756  S/H           OTHER         1        -     428,756    -
FIVE STAR QUALITY CARE INC         COM       33832D106   4,983   1,461,190  S/H           OTHER         1        -   1,461,190    -
HCA HOLDINGS INC                   COM       40412C101  11,380     460,000  S/H           OTHER         1        -     460,000    -
HEALTH MGMT ASSOC INC NEW          CL A      421933102  24,336   3,621,380  S/H           OTHER         1        -   3,621,380    -
HEALTHSOUTH CORP                   COM NEW   421924309   9,783     477,667  S/H           OTHER         1        -     477,667    -
LIFEPOINT HOSPITALS INC            COM       53219L109   2,033      51,553  S/H           OTHER         1        -      51,553    -
MELA SCIENCES INC                  COM       55277R100     143      31,922  S/H           OTHER         1        -      31,922    -
SANOFI                             ADR       80105N105   6,941     179,130  S/H           OTHER         1        -     179,130    -
STEWART ENTERPRISES INC            CL A      860370105   6,975   1,149,049  S/H           OTHER         1        -   1,149,049    -
TEVA PHARMACEUTICALS INDS LTD      ADR       881624209   9,381     208,182  S/H           OTHER         1        -     208,182    -
TRANSCEPT PHARMACEUTICALS IN       COM       89354M106     673      63,970  S/H           OTHER         1        -      63,970    -
VIVUS INC                          COM       928551100   5,590     250,000  S/H           OTHER         1        -     250,000    -
WELLPOINT INC                      COM       94973V107   8,762     118,725  S/H           OTHER         1        -     118,725    -